Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes from Continued Operations

The provision (benefit) for income taxes from continued operations for the years ended September 30, 2018 and 2017 consist of the following:

	September 30,
	2018	2017
Current:
Federal	$—	$—
State	—	—
	$—	$—

Deferred:
Federal	$(2,558,000)	$(781,817)
State	—	—
	(2,558,000)	(781,817)
Valuation allowance	2,558,000	781,817
Provision (benefit) for income taxes, net	$—	$—

Schedule of Federal Statutory Corporate Tax Rate and Actual Income Tax Expense

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	September 30,
	2018	2017
Statutory federal income tax rate	21.0%	34.0%
Non-deductible stock-based compensation	(7.0)	(16.0)
Change in statutory tax rate	(19.0)	—
Valuation allowance	5.0	(18.0)
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	September 30,
	2018	2017
Net operating loss carry forward	$3,536,000	$4,725,000
Deferred compensation	3,747,000	—
Valuation allowance	(7,283,000)	(4,725,000)
Deferred income tax asset	$—	$—